Document and Entity Information	Aug. 13, 2025
Cover [Abstract]
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0001844452
Document Type	8-K
Document Period End Date	Aug. 13, 2025
Entity Registrant Name	Intuitive Machines, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40823
Entity Tax Identification Number	36-5056189
Entity Address, Address Line One	13467 Columbia Shuttle Street
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77059
City Area Code	(281)
Local Phone Number	520-3703
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LUNR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false